Pension and other post employment benefits - Additional information (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of defined benefit plans [line items]
Defined contribution plans	€ 423	€ 391	€ 364
Decrease (increase) in net defined benefit liability (asset) resulting from gain (loss) on remeasurement in other comprehensive income	(118)	(8)
Actuarial gains and losses arising from changes in financial assumptions	(94)	127
Accumulated amount of remeasurements recognised directly in Other comprehensive income (equity), before tax	(447)	(397)
Accumulated amount of remeasurements recognised directly in Other comprehensive income (equity), net of tax	€ (333)	€ (317)	€ (232)
Net defined benefit asset/liability, discount rates	4.40%	4.00%
Other post-employment benefits, discount rates	5.70%	5.20%
Change in discount rate assumption	1.00%
Expected contributions to pension plans	€ (48)
More than 5 years but less than 10 years
Disclosure of defined benefit plans [line items]
Expected contributions to pension plans	(768)
Net defined benefit asset/liability | 1-5 years
Disclosure of defined benefit plans [line items]
Expected contributions to pension plans	(145)
Other post-employment benefits | 1-5 years
Disclosure of defined benefit plans [line items]
Expected contributions to pension plans	(156)
Actuarial assumption of discount rates
Disclosure of defined benefit plans [line items]
Financial impact of increase	212
Financial impact of decrease	€ (253)
Actuarial assumption of mortality rates
Disclosure of defined benefit plans [line items]
Change in discount rate assumption	1.00%